CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,478 and RMB837 as of December 31, 2023 and 2024, respectively)	¥ 15,190,560	¥ 17,259,395
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB277,846 and RMB367,640 as of December 31, 2023 and 2024, respectively)	2,035,184	1,689,881
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB729,440 and RMB524,165 as of December 31, 2023 and 2024, respectively)	9,663,421	9,560,449
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,575 and RMB1,066 as of December 31, 2023 and 2024, respectively)	476,796	457,594
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB5,722 and RMB814 as of December 31, 2023 and 2024, respectively)	57,224	80,868
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB33,823 and RMB1,735 as of December 31, 2023 and 2024, respectively)	783,863	692,492
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB784 and RMB24 as of December 31, 2023 and 2024, respectively)	¥ 591,995	¥ 689,259
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	100,640,510	98,877,929
Common shares, shares outstanding | shares	86,982,144	92,900,247
Treasury shares (in shares) | shares	13,028,013	5,977,682
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	15,560,358	15,560,358
Common shares, shares outstanding | shares	15,560,358	15,560,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,478 and RMB837 as of December 31, 2023 and 2024, respectively)	¥ 837	¥ 3,478
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB277,846 and RMB367,640 as of December 31, 2023 and 2024, respectively)	367,640	277,846
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB729,440 and RMB524,165 as of December 31, 2023 and 2024, respectively)	524,165	729,440
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,488 and RMB4,975 as of December 31, 2023 and 2024, respectively)	4,975	8,488
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,575 and RMB1,066 as of December 31, 2023 and 2024, respectively)	1,066	2,575
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB5,722 and RMB814 as of December 31, 2023 and 2024, respectively)	814	5,722
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB33,823 and RMB1,735 as of December 31, 2023 and 2024, respectively)	1,735	33,823
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB784 and RMB24 as of December 31, 2023 and 2024, respectively)	¥ 24	¥ 784